Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2014
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥296	¥—	¥296	¥296	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	2	2	4	2	2

Total	¥—	¥298	¥2	¥300	¥298	¥2

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥195	¥—	¥195	¥195	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	19	1	20	1	19

Total	¥—	¥214	¥1	¥215	¥196	¥19

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2013	2014
Fair value of retained interests(1)	¥288	¥201
Weighted-average life (Years)	6.0	7.5
Constant prepayment rate	10.1%	6.2%
Impact of 10% adverse change	(2.6)	(2.3)
Impact of 20% adverse change	(5.0)	(4.0)
Discount rate	3.6%	5.3%
Impact of 10% adverse change	(4.2)	(1.5)
Impact of 20% adverse change	(8.2)	(2.6)

(1)	The sensitivity analysis covers the material retained interests held of ¥288 billion out of ¥300 billion as of March 31, 2013 and ¥201 billion out of ¥215 billion as of March 31, 2014. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31
	2013	2014
Assets
Trading assets
Equities	¥72	¥99
Debt securities	86	64
Mortgage and mortgage-backed securities	24	23
Long-term loans receivable	8	7

Total	¥190	¥193

Liabilities
Long-term borrowings	¥177	¥182

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2013	2014
Consolidated VIE assets
Cash and cash equivalents	¥13	¥18
Trading assets
Equities	353	289
Debt securities	200	393
Mortgage and mortgage-backed securities	138	66
Derivatives	3	2
Private equity investments	1	1
Securities purchased under agreements to resell	12	32
Office buildings, land, equipment and facilities	17	12
Other(1)	64	70

Total	¥801	¥883

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥33
Derivatives	15	9
Securities sold under agreements to repurchase	4	23
Borrowings
Long-term borrowings	458	424
Other	7	4

Total	¥490	¥493

(1)	Includes aircraft purchase deposits of ¥16 billion and ¥5 billion as of March 31, 2013 and 2014, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 23 “Commitments, contingencies and guarantees” for further information.

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2013
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	173	—	173
Mortgage and mortgage-backed securities	2,843	—	2,843
Investment trust funds and other	161	—	161
Derivatives	0	—	18
Private equity investments	28	—	28
Loans
Short-term loans	7	—	7
Long-term loans	82	—	82
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	33

Total	¥3,363	¥—	¥3,414

	Billions of yen
	March 31, 2014
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥67	¥—	¥67
Debt securities	211	—	211
Mortgage and mortgage-backed securities	2,308	—	2,308
Investment trust funds and other	185	—	185
Derivatives	0	—	4
Private equity investments	25	—	25
Loans
Short-term loans	11	—	11
Long-term loans	164	—	164
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	49

Total	¥2,975	¥—	¥3,028